Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 21,986	$ 13,184
Restricted bank deposits		151
Short-term bank deposits	31,164	17,110
Trade receivables		129
Other current assets	1,697	1,419
Total current assets	54,847	31,993
Non-current assets:
Restricted bank deposits	362	362
Long-term prepaid expenses	182	241
Funds in respect of employee rights upon retirement	415	354
Property, plant and equipment, net	6,847	6,632
Operating lease right-of-use assets	2,008	2,124
Total non-current assets	9,814	9,713
Total assets	64,661	41,706
Current liabilities:
Trade	4,331	1,960
Other	4,408	4,275
Deferred revenue	658	725
Current maturity of operating leases	529	393
Current maturity of finance lease liability		106
Total current liabilities	9,926	7,459
Non-current liabilities:
Liability for employee rights upon retirement	546	474
Deferred revenue		704
Operating lease liability	1,823	2,029
Other non-current liability	188	123
Total non-current liabilities	2,557	3,330
Total liabilities	12,483	10,789
Ordinary shares subject to possible redemption, 615,366 shares at redemption value (Note 9)	1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; Authorized as of December 31, 2021 and 2020, 150,000,000 and 70,000,000 shares, respectively; issued and outstanding as of December 31, 2021 and 2020, 68,711,584 and 48,187,463 shares, respectively (excluding 615,366 and -0- shares subject to possible redemption, as of December 31, 2021 and December 31, 2020, respectively)	171	108
Additional paid in capital	309,355	252,561
Warrants	3,127	10,401
Accumulated deficit	(262,073)	(232,153)
Total equity	50,580	30,917
Total liabilities and equity	$ 64,661	$ 41,706